Performance Management	Nov. 28, 2025
CCT Thematic Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available by calling toll-free to 888-228-0002.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.
Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
10.84%	(16.41)%
6/30/2021	6/30/2022
The performance information shown above is based on a calendar year. The Fund’s performance from 1/1/2025 to 9/30/2025 was 20.00%.
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

This table compares the Fund’s average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Phone [Text]	888-228-0002
CCT Thematic Equity Fund | Institutional Shares, CCT Thematic Equity Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	performance from 1/1/2025 to 9/30/2025
Bar Chart, Year to Date Return	20.00%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	10.84%
Highest Quarterly Return, Date	Jun. 30, 2021
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(16.41%)
Lowest Quarterly Return, Date	Jun. 30, 2022
KBI GLOBAL INVESTORS AQUARIUS FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Institutional Shares of the Fund by showing changes in the Fund’s Institutional Shares’ performance from year to year and by showing how the Fund’s Institutional Shares’ average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling 833-658-4739.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Institutional Shares of the Fund by showing changes in the Fund’s Institutional Shares’ performance from year to year and by showing how the Fund’s Institutional Shares’ average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance.
Bar Chart Closing [Text Block]

BEST QUARTER	WORST QUARTER
18.11%	(25.02)%
6/30/2020	3/31/2020

The performance information shown above is based on a calendar year. The Fund’s performance for Institutional Shares from 1/1/2025 to 9/30/2025 was 15.28%.

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

This table compares the Fund’s average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance Availability Phone [Text]	833-658-4739
KBI GLOBAL INVESTORS AQUARIUS FUND | Institutional Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	performance for Institutional Shares from 1/1/2025 to 9/30/2025
Bar Chart, Year to Date Return	15.28%
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	18.11%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(25.02%)
Lowest Quarterly Return, Date	Mar. 31, 2020